SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at December 31, 2025, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	4.33	10,464	10,464
April 30, 2020	April 30, 2030	$62.50	4.82	240	240
April 30, 2020	April 30, 2030	$96.25	4.82	4,400	4,400
November 24, 2020	November 24, 2030	$62.50	5.39	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	5.58	1,200	1,200
March 8, 2021	March 8, 2026	$347.50	0.69	400	400
April 27, 2021	April 27, 2031	$253.75	5.81	3,640	3,640
September 9, 2021	September 9, 2026	$121.00	1.19	1,034	1,034
November 9, 2023	November 9, 2033	$15.75	8.34	1,200	1,200
				23,858	23,858

SCHEDULE OF STOCK OPTIONS OUTSTANDING
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2023	35,954	$112.00
Forfeited	(4,350)	106.83
Outstanding, December 31, 2024	31,604	$112.05
Forfeited	(3,746)	113.55
Expired	(4,000)	80.00
Outstanding, December 31, 2025	23,858	$116.34

SCHEDULE OF CHANGES IN RESTRICTED STOCK UNITS

As at December 31, 2025, the Company had the following RSUs outstanding:

Number of RSU’s
Outstanding, December 31, 2023	44,545
Vested	(25,353)
Issued	185,240
Forfeited	(16,332)
Outstanding, December 31, 2024	188,100
Vested	(216,738)
Issued	450,964
Forfeited	(9,175)
Outstanding, December 31, 2025	413,151

SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS

2025 issuances	May Issuance	June Issuance	July Issuance
	Broker	Broker	Broker
Volatility	122.15%	125.42%	131.17%
Risk free rate	3.63%	3.85%	3.89%
Expected life	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%

2024 issuances	February Issuance		April Issuance		August Issuance	November Issuance
	Warrants	Broker	Warrants	Broker	Broker	Broker
Volatility	119.23%	107.8%	119.80%	108.67%	118.87%	115.27%
Risk free rate	4.33%	4.48%	4.65%	4.62%	3.74%	4.24%
Expected life	5 years	3 years	5 years	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%	0%	0%	0%

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Warrant Derivative Liability

Balance at December 31, 2023	$4,196,125
Warrants issued	7,282,325
Exercised	(3,661,283)
Change in fair value of warrants outstanding	(1,842,618)
Reclassified to equity	(3,776,428)
Balance at December 31, 2024	$2,198,121
Exercised	(4,353,939)
Change in fair value of warrants outstanding	2,648,288
Balance at December 31, 2025	$492,470

SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING

Details of liability warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at December 31, 2025	Fair Value at December 31, 2025	Number of Warrants Outstanding at December 31, 2024	Fair Value at December 31, 2024
Derivative Liability
February 26, 2024 (1)	US$	4.4025	61,911	$492,470	474,332	$2,198,121
			61,911	$492,470	474,332	$2,198,121

1)	The warrants expire February 26, 2029.

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of the derivative warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2025	December 31, 2024
Risk free interest rate	3.55%	4.38%
Expected volatility	139.39%	124.06%
Expected life	3.16 years	4.16 years
Expected dividend yield	0%	0%

SCHEDULE OF WARRANTS OUTSTANDING

As at December 31, 2025, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding December 31, 2025
October 30, 2023	October 30, 2026	CAD$	23.20	12,800
February 26, 2024	February 26, 2029	US$	4.4025	61,911
May 5, 2025	May 5, 2030	CAD$	3.9779	7,500
June 12, 2025	June 12, 2030	CAD$	5.0768	1,014,500
July 21, 2025	July 21, 2030	CAD$	7.3579	3,495,732
				4,592,443

SCHEDULE OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2023	342,992	$15.75
Exercised	(1,991,668)	0.96
Issued	5,376,370	3.35
Expired	(10,192)	125.00
Outstanding, December 31, 2024	3,717,502	$5.16
Issued	12,587,289	5.81
Exercised(1)	(11,712,348)	4.80
Outstanding December 31, 2025	4,592,443	$6.90